Investment Strategy	Aug. 21, 2026
GraniteShares 2x Long XE Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to replicate 2 times (200%) the daily percentage change the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock as well as directly purchasing the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately 200% of the Fund’s net asset value. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock or buy the Underlying Stock directly.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 25% and 50% of its assets as collateral under the swap agreements.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the performance of the Underlying Stock.

The Underlying Stock is a nuclear reactor and fuel engineering company focused on advanced small modular reactor (SMR) technology for clean energy generation. The company designs and develops the Xe-100, a pebble-bed high-temperature gas-cooled reactor designed to generate up to 80 megawatts of electric power or up to 200 megawatts of thermal output, and manufactures TRISO-X, a proprietary nuclear fuel. The Underlying Stock licenses its technology rather than owning and operating nuclear plants and targets data centers, industrial heat users, and utilities seeking long-term, reliable, and low-carbon baseload power. The Underlying Stock is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by the Underlying Stock pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 333-295358 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding the Underlying Stock may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of the Underlying Stock. The common stock of the Underlying Stock is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by the Underlying Stock pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding the Underlying Stock may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x Long MAIR Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to replicate 2 times (200%) the daily percentage change the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock as well as directly purchasing the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately 200% of the Fund’s net asset value. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock or buy the Underlying Stock directly.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 25% and 50% of its assets as collateral under the swap agreements.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the performance of the Underlying Stock.

The Underlying Stock manufactures and sells indoor air quality products and solutions in the United States and internationally. The company offers heating, air filtration and purification, air movement, and air conditioning solutions under brands including Reznor, AprilAire, Big Ass Fans, Nortek Air Solutions, and Roberts-Gordon, and provides related services including custom design, installation, repair, and maintenance. The Underlying Stock serves healthcare and life sciences, advanced manufacturing, data centers, logistics, and education industries, as well as residential markets. The Underlying Stock is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by the Underlying Stock pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 333-294156 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding the Underlying Stock may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of the Underlying Stock. The common stock of the Underlying Stock is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by the Underlying Stock pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding the Underlying Stock may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x Long RVMD Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to replicate 2 times (200%) the daily percentage change the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock as well as directly purchasing the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately 200% of the Fund’s net asset value. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock or buy the Underlying Stock directly.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 25% and 50% of its assets as collateral under the swap agreements.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the performance of the Underlying Stock.

The Underlying Stock is a late-stage clinical oncology company developing novel targeted therapies for patients with RAS-addicted cancers. The company’s research and development pipeline comprises RAS(ON) inhibitors designed to suppress diverse oncogenic variants of RAS proteins, including daraxonrasib (RMC-6236), a RAS(ON) multi-selective inhibitor; elironrasib (RMC-6291), a RAS(ON) G12C-selective inhibitor; zoldonrasib (RMC-9805), a RAS(ON) G12D-selective inhibitor; and RMC-5127, a RAS(ON) G12V-selective inhibitor, all of which are currently in clinical development. The Underlying Stock is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by the Underlying Stock pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 333-277640 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding the Underlying Stock may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of the Underlying Stock. The common stock of the Underlying Stock is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by the Underlying Stock pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding the Underlying Stock may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.